Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 32,712,066	$ 34,712,675	$ 32,983,223
Net operating losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	19,625,642	20,664,345	19,160,218
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	6,338,542	7,406,169	7,406,099
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	4,222,016	3,988,606	3,988,325
Undepreciated capital costs in excess of book value of property and equipment and intellectual property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,908,320	1,949,611	1,927,640
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	611,072	696,346	493,343
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 6,474	$ 7,598	$ 7,598